Investments in associates and joint ventures - Disclosure of investments in associates and joint ventures (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates accounted for using equity method	£ 692	£ 670
Held at fair value through profit or loss, Associates	0	0
Associates	692	670
Investments in joint ventures accounted for using equity method	199	209
Held at fair value through profit or loss, Joint ventures	171	516
Joint ventures	370	725
Equity accounted	891	879
Held at fair value through profit or loss	171	516
Total	£ 1,062	£ 1,395